UNITED STATES
SECURITIES AND EXCHANGE COMISSION
WASHINGTON D.C. 20549
FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act File Number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

Cookson Peirce Core Equity Fund
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: May 31

Date of reporting period: January 6, 2012

Security Name    Ticker CUSIP    Meeting Date Proposal                 Proposed By  Vote    Vote   With or Against
                                                                                    Cast           Management
The Fund did not vote any proxies during the period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authoritzed.

(Registrant) Trust for Professional Managers Cookson Peirce Core Equity Fund




By (Signature and Title)____________________________________________
				Joseph C. Neuberger, President and Treasurer
				Principal Executive Officer


Date____________________

/s/Joseph C. Neuberger March 21, 2012